Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Fair Value Assumptions

The assumptions used in determining the fair value of the in-substance ISOs represented by the Predecessor Promissory Notes for the Predecessor 2020 Period were as follows:

	Predecessor
	Period from January 1, 2020 to June 21, 2020
Range of expected time to exit (years)	3	to	5
Range of volatilities	55.00%	to	63.09%
Range of Predecessor Promissory Notes interest rates	1.85%	to	1.91%
Range of risk-free interest rates	1.33%	to	1.62%

The fair value of each option granted under the Predecessor 2011 Equity Incentive Plan and the Successor Plan was estimated on the grant date under the Black-Scholes OPM using the following assumptions:

	Successor	Predecessor
Expected option term (years)	6	3-5
Expected volatility	32.80%	55.00%-63.09%
Risk-free rate of return	0.93%-1.15%	1.33%-2.51%
Expected annual dividend yield	—%	—%

Summary of Option Activity

A summary of the activity of the Predecessor Promissory Notes is as follows:

	In-substance ISO’s
	represented by the
	Predecessor Promissory	Weighted-average
	Notes	exercise price
Predecessor Outstanding as of December 31, 2019	1,028,784	$0.99
Settled or cancelled	(1,028,784)	0.99
Outstanding as of December 31, 2020	$—	$—

A summary of option activity under the Predecessor 2011 Equity Incentive Plan and the Successor Plan as of December 31, 2021 and December 31, 2020, and changes during the years then ended is presented as follows:

		Weighted-Average	Weighted-Average	Weighted-Average
		Grant Date Fair	Exercise Price per	Remaining Contractual
Options	Shares	Value per Share	Share	Term (Years)
Predecessor Outstanding at December 31, 2019	133,661	$0.66	$1.47
Forfeited	(2,900)	0.77	1.80
Settled or cancelled	(130,761)	0.66	1.46
Successor Outstanding at December 31, 2020	—	—	—
Granted	1,546,400	3.32	10.00
Exercised	—	—	—
Forfeited	—	—	—
Successor Outstanding at December 31, 2021	1,546,400	$3.32	$10.00	9.67

Schedule of Nonvested Restricted Stock Units Activity

A summary of the status of the Company’s restricted stock as of December 31, 2021, and changes during the Successor 2021 Period, is presented as follows:

		Weighted-Average	Weighted-Average	Aggregate
		Grant Date Fair	Remaining Contractual	Intrinsic
	Restricted Shares	Value per Share	Term (in Years)	Value
Unvested at December 31, 2020	—	$—
Granted	1,734,600	11.67
Vested	—	—
Forfeited	(16,650)	12.72
Unvested at December 31, 2021	1,717,950	$11.66	1.8	$11,596

Summary of Stock Compensation Expense

The table below presents the equity-based compensation expense recorded during the following periods:

	Successor		Predecessor
		Period from	Period from
	Year Ended	February 10, 2020 to	January 1, 2020 to
	December 31, 2021	December 31, 2020	June 21, 2020
Cost of Sales
Incentive Units	$1,635	$—	$—
Stock Options	15	—	—
Restricted Stock Units	466	—	—
Total cost of sales	$2,116	$—	$—

Selling, general and administrative
Promissory Notes	$—	$—	$988
Incentive Units	23,260	—	—
Stock Options	542	102	7
Restricted Stock units	1,194	—	—
Total selling, general and administrative	$24,996	$102	$995

Total equity-based compensation expense	$27,112	$102	$995